Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net interest income
Finance income on the net investment in leases	£ 549	£ 484	£ 314
Balances at central banks and loans to banks - amortised cost	4,047	3,737	1,987
Loans to customers - amortised cost	18,295	15,553	10,085
Other financial assets	2,845	1,736	565
Interest receivable	25,187	21,026	12,637
Bank deposits	1,534	1,039	379
Customer deposits	8,332	5,276	785
Other financial liabilities	3,096	2,977	1,196
Subordinated liabilities	465	464	370
Internal funding of trading businesses	485	221	65
Interest payable	13,912	9,977	2,795
Net interest income	£ 11,275	£ 11,049	£ 9,842